Income Taxes - Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 0	$ 0
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,522	5,666
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,329	56
Mineral property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	726	2
Derivative liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,089)
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,600)	(2,662)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,594)	(2,399)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,093
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,360)
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2)
Cash
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(251)
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(25)
Convertible debenture
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(644)
Net Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 251
Deferred tax liabilities		$ (19)